Depreciation, Amortization and Impairment Losses	12 Months Ended
Dec. 31, 2018
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Depreciation, Amortization and Impairment Losses

31.  DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.

The detail of depreciation, amortization and impairment losses for the years ended December 31, 2018, 2017 and 2016, are as follows:

	For the years ended December 31,
	2018	2017	2016
	ThCh$	ThCh$	ThCh$
Depreciation	(202,971,892)	(145,873,065)	(155,826,620)
Amortization	(12,215,408)	(6,811,041)	(5,833,990)
Subtotal	(215,187,300)	(152,684,106)	(161,660,610)
Impairment (Losses) Reversals (*)	(5,562,897)	(7,937,817)	(35,926,710)
Total	(220,750,197)	(160,621,923)	(197,587,320)

	For the years ended December 31,
	Generation			Distribution			Other			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
(*) Impairment Losses	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Impairment losses of financial assets (See Note 11.d)	(100,900)	55,494	—	(4,676,808)	(7,993,311)	(5,141,179)	—	—	—	(4,777,708)	(7,937,817)	(5,141,179)
Investment property (See Note 1.p and 19)	—	—	—	—			(779,825)	—	—	(779,825)	—	—
Impairment losses of other assets	(5,364)	—	(30,785,531)	—	—	—	—	—	—	(5,364)	—	(30,785,531)
Total	(106,264)	55,494	(30,785,531)	(4,676,808)	(7,993,311)	(5,141,179)	(779,825)	—	—	(5,562,897)	(7,937,817)	(35,926,710)